Related-Party Transactions (Schedule Of Amounts Payable To (Receivables From) Related Parties) (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Net payable (receivable)	$ 16	$ 19
Texas [Member]
Related Party Transaction [Line Items]
Texas margin tax payable	23	22
Federal [Member]
Related Party Transaction [Line Items]
Federal income taxes payable (receivable)	(7)	(3)
Sempra Texas Holdings [Member]
Related Party Transaction [Line Items]
Net payable (receivable)	17	20
Sempra Texas Holdings [Member] | Texas [Member]
Related Party Transaction [Line Items]
Texas margin tax payable	23	22
Sempra Texas Holdings [Member] | Federal [Member]
Related Party Transaction [Line Items]
Federal income taxes payable (receivable)	(6)	(2)
Texas Transmission and Investment LLC [Member]
Related Party Transaction [Line Items]
Net payable (receivable)	(1)	(1)
Texas Transmission and Investment LLC [Member] | Federal [Member]
Related Party Transaction [Line Items]
Federal income taxes payable (receivable)	$ (1)	$ (1)